Regulatory Matters	12 Months Ended
Dec. 31, 2019
Regulatory Matters
Regulatory Matters

(19)Regulatory Matters

The Bank and the Corporation are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet the minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank and the Corporation must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off‑balance sheet items as calculated under regulatory accounting practices. The Bank’s and the Corporation’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk‑weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank and the Corporation to maintain minimum amounts and ratios (set forth below) of total and Tier 1 capital (as defined in the regulations) to risk‑weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2019, that the Bank and the Corporation meets all capital adequacy requirements to which it is subject.

As of December 31, 2019, the Federal Deposit Insurance Corporation categorized the Bank and the Corporation as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s and the Corporation’s category.

The Bank is subject to certain restrictions on the amount of dividends that it may declare and pay to the Corporation due to regulatory considerations. The Pennsylvania Banking Code provides that cash dividends may be declared and paid only out of accumulated net earnings.

The Banks’s and the Corporation’s actual capital amounts and ratios at December 31, 2019 and 2018 are presented below. The Corporation was not subject to these regulatory capital requirements as of December 31, 2018 and therefore the presentation below is for Bank only as of December 31, 2018.

	December 31, 2019
					To be well capitalized under
			For capital adequacy		prompt corrective action
	Actual		purposes *		provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)
Corporation	$166,471	16.10%	$108,576	10.50%	$103,405	10.00%
Bank	166,360	16.09%	108,571	10.50%	103,401	10.00%
Common equity tier 1 capital (to risk-weighted assets)
Corporation	115,934	11.21%	72,384	7.00%	67,214	6.50%
Bank	154,881	14.98%	72,381	7.00%	67,211	6.50%
Tier 1 capital (to risk-weighted assets)
Corporation	115,934	11.21%	87,895	8.50%	82,724	8.00%
Bank	154,881	14.98%	87,891	8.50%	82,721	8.00%
Tier 1 capital (to average assets)
Corporation	115,934	10.55%	43,973	4.00%	54,966	5.00%
Bank	154,881	14.08%	44,013	4.00%	55,017	5.00%

	December 31, 2018 - as revised
					To be well capitalized under
			For capital adequacy		prompt corrective action
	Actual		purposes *		provisions
(dollars in thousands):	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$122,262	13.66%	$71,585	8.00%	$89,481	10.00%
Common equity tier 1 capital (to risk-weighted assets)	104,881	11.72%	40,266	4.50%	58,163	6.50%
Tier 1 capital (to risk-weighted assets)	104,881	11.72%	53,689	6.00%	71,585	8.00%
Tier 1 capital (to average assets)	104,881	11.16%	37,581	4.00%	46,977	5.00%

*     Does not include capital conservation buffer of 1.250% for 2019 and 1.875% for 2018